              As filed with the Securities and Exchange Commission
                                on June 13, 2002
                      Registration No. 333-74295; 811-09253

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       ----------------------------------
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          ___
Pre-Effective Amendment No. ___                                  ___
Post-Effective Amendment No. 38                                   X
                                                                 ---
                                       And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ___
Amendment No. 39                                                  X
                                                                 ---
                            ------------------------


                             WELLS FARGO FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                                525 Market Street
                             San Francisco, CA 94105
          (Address of Principal Executive Offices, including Zip Code)


                           --------------------------

       Registrant's Telephone Number, including Area Code: (800) 643-9691
                                C. David Messman
                        Wells Fargo Funds Management, LLC
                          525 Market Street, 12th Floor
                             San Francisco, CA 94105
                     (Name and Address of Agent for Service)
                                With a copy to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006


It is proposed that this filing will become effective (check appropriate box):

__  Immediately upon filing pursuant to Rule 485(b), or

__  60 days after filing pursuant to Rule 485(a)(1), or

__  on _________ pursuant to Rule 485(a)(1)

 X  75 days after filing pursuant to Rule 485(a)(2), or
--

__  on __________ pursuant to Rule 485(a)(2)

If appropriate, check the following box:

__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

         This Post-Effective Amendment No. 38 to the Registration Statement of Wells Fargo Funds Trust is being filed to register the High Yield Bond Fund.

                             WELLS FARGO FUNDS TRUST
                              Cross Reference Sheet


Form N-1A Item Number

Part A                      Prospectus Captions

 1                          Front and Back Cover Pages
 2                          Objective
                            Principal Strategy
                            Important Risks
 3                          Summary of Expenses
                            Example of Expenses
 4                          Objective
                            Principal Strategy
                            Summary of Important Risks
                            See Individual Fund Summary
                            Additional Strategies and General Investment Risks
 5                          Not applicable
 6                          Organization and Management of the Fund
 7                          Your Account
                            How to Buy Shares
                            How to Sell Shares
                            Income and Gain Distributions
                            Taxes
 8                          Distribution Plan
 9                          See Individual Fund Summary

Part B                      Statement of Additional Information Captions

10                          Cover Page and Table of Contents
11                          Capital Stock
                            Cover Page
12                          Cover Page
                            Investment Policies
                            Additional Permitted Investment Activities and
                            Associated Risks
13                          Management
14                          Capital Stock
15                          Management
                            Additional Purchase and Redemption Information
16                          Portfolio Transactions
17                          Capital Stock
18                          Determination of Net Asset Value
                            Additional Purchase and Redemption Information
19                          Federal Income Taxes
20                          Management
21                          Performance Calculations
22                          Financial Information

Part C                      Other Information

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                                                              [WELLS FARGO LOGO]

WELLS FARGO HIGH YIELD BOND FUND
                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                                       Class A, Class B, Class C

                                                                 August 30, 2002

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents                                                                     High Yield Bond Fund
----------------------------------------------------------------------------------------------------------
Overview                                   Objective and Principal Strategy                              4
                                           Summary of Important Risks                                    6
Important summary information              Summary of Expenses                                           8
about the Fund.                            Key Information                                              10
----------------------------------------------------------------------------------------------------------
The Fund                                   High Yield Bond Fund                                         12
                                           Sub-Adviser's Prior Performance History                      14
Important information about                Additional Strategies and General
the Fund.                                    Investment Risks                                           16
                                           Organization and Management
                                             of the Fund                                                20
----------------------------------------------------------------------------------------------------------
Your Investment                            A Choice of Share Classes                                    23
                                           Reductions and Waivers of Sales Charges                      26
How to open an account and                 Exchanges                                                    29
how to buy, sell and exchange              Your Account                                                 30
Fund shares.                                 How to Buy Shares                                          32
                                             How to Sell Shares                                         35
----------------------------------------------------------------------------------------------------------
Reference                                  Additional Services and
                                             Other Information                                          37
Additional information and                 Portfolio Managers                                           39
term definitions.                          Glossary                                                     40

High Yield Bond Fund Overview
--------------------------------------------------------------------------------

See the Fund description in this Prospectus for further details.
Words appearing in italicized print and highlighted in color are defined in the Glossary.

--------------------------------------------------------------------------------
FUND                        OBJECTIVE
--------------------------------------------------------------------------------
High Yield Bond Fund        Seeks total return with a high level of current
                            income.

4   High Yield Bond Fund Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGY
--------------------------------------------------------------------------------
We invest principally in below investment-grade debt securities, (sometimes referred to as "junk bonds"). We invest in corporate debt securities and may buy preferred and other convertible securities. We select individual companies by applying a value-oriented, bottom-up approach.

                                             High Yield Bond Fund Prospectus   5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

..    the individual Fund Description later in this Prospectus;

..    the "Additional Strategies and General Investment Risks" section beginning on page 16; and

..    the Fund's Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in the Fund.

Debt Securities
The Fund invests in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in the Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in the Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments thereby affecting their value and the return on your investment.

--------------------------------------------------------------------------------
FUND SPECIFIC RISKS
--------------------------------------------------------------------------------
Debt securities that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as "junk bonds"), have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of such debt securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated debt securities may be less liquid and more difficult to value than higher-rated securities.

6   High Yield Bond Fund Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

High Yield Bond Fund
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                          High Yield Bond
                                                               Fund
                                                   -----------------------------
                                                   CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                 4.50%      None       None

Maximum deferred sales charge (load) (as a
percentage of the lower of the Net Asset Value
("NAV") at purchase or the NAV at redemption)       None/1/    5.00%      1.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                          High Yield Bond
                                                               Fund
                                                   -----------------------------
                                                   CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
Management Fees                                     0.60%      0.60%      0.60%
Distribution (12b-1) Fees                           0.00%      0.75%      0.75%
Other Expenses/2/                                   0.61%      0.61%      0.61%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                1.21%      1.96%      1.96%
--------------------------------------------------------------------------------
Fee Waivers                                         0.06%      0.06%      0.06%
--------------------------------------------------------------------------------
NET EXPENSES/3/                                     1.15%      1.90%      1.90%
--------------------------------------------------------------------------------

/1/ Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A shares will not have a CDSC.

/2/ Other expenses are based on estimated amounts for the current fiscal year and may include expenses payable to affiliates of Wells Fargo Bank.

/3/ The adviser has committed for one year from the commencement of operations to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

8   High Yield Bond Fund Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                                       High Yield Bond
                                                           Fund
                                             -----------------------------------
                                             CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------
      1 YEAR                                  $ 562       $ 693       $ 293
      3 YEARS                                 $ 811       $ 909       $ 609
--------------------------------------------------------------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                                       High Yield Bond
                                                           Fund
                                             -----------------------------------
                                             CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------
      1 YEAR                                  $ 562       $ 193       $ 193
      3 YEARS                                 $ 811       $ 609       $ 609
--------------------------------------------------------------------------------

                                             High Yield Bond Fund Prospectus   9

Key Information
--------------------------------------------------------------------------------

In this Prospectus,"we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Fund's investment adviser. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in the
Fund:
The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

..    what the Fund is trying to achieve; and

..    how we intend to invest your money.

--------------------------------------------------------------------------------
Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of the "Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------
Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

10   High Yield Bond Fund Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

High Yield Bond Fund
--------------------------------------------------------------------------------

Portfolio Managers: Saturnino S. Fanlo and Roger Wittlin
--------------------------------------------------------------------------------

Investment Objective
Seeks total return with a high level of current income.
--------------------------------------------------------------------------------

Investment Strategies
We actively manage a diversified portfolio of below investment-grade debt securities by applying a value-oriented, bottom-up approach. We seek to identify companies whose debt securities have compelling value relative to their credit characteristics. We use our knowledge of various industries to assess the risk/return tradeoff among companies within particular industries, in seeking to identify compelling relative value investments. We analyze the companies' long-term prospects and focus on characteristics such as quality management, solid asset coverage, free cash flow generation, ample liquidity and low business risk. Our due diligence highlights industry drivers, competitive position and operating trends with an emphasis on cash flow. We also talk to each company's management, and consult industry contacts, debt and equity analysts, and rating agencies.

We purchase securities when attractive risk/reward ideas are identified and sell securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/return profile. Rigorous credit analysis of individual companies is an integral part of the selection process. We attempt to invest in securities of companies with ample asset coverage for their debt securities in order to minimize default risk and maximize risk-adjusted returns. Our strategy is focused on selecting investments that capture the significant current income and capital appreciation potential of the high yield market while also managing downside risk.
--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

..    at least 80% of the Fund's assets in corporate debt securities that are below investment-grade;

..    up to 15% of total assets in any one industry; and

..    up to 5% of total assets in any one issuer.

We will generally invest in below investment grade debt-securities that are rated at least "Caa" by Moody's or "CCC" by S&P, or that are unrated but deemed by us to be of comparable quality. The average credit quality of this Fund's portfolio securities is expected to be at least B as rated by S&P. We may also invest in preferred and other convertible securities.

12   High Yield Bond Fund Prospectus

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the risks described under the "Summary of Important Risks" section on page 6. We invest in debt securities that are in low or below investment-grade categories, or are unrated. These securities are "high risk" securities and are sometimes referred to as "junk bonds." Such debt securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of such debt securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated debt securities may be less liquid and more difficult to value than higher-rated securities.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 16. These considerations are all important to your investment choice.

                                            High Yield Bond Fund Prospectus   13

Sub-Adviser's Prior Performance History
--------------------------------------------------------------------------------

Sutter Advisors LLC ("Sutter"), an indirect, wholly-owned subsidiary of Wells Fargo & Company, is the sub-adviser for the Fund. As the sub-adviser, Sutter is responsible for the day-to-day investment management activities of the Fund. The performance information shown below represents prior performance of the High Yield Proprietary Portfolio (the "Portfolio") which is the only account managed by Sutter with substantially similar investment objectives and strategies as the Fund. The Portfolio is not a registered mutual fund and was not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the Portfolio. The Portfolio's performance presented below is net of the fees and expenses that will be charged to the Fund. The Portfolio performance does not represent the historical performance of the Fund and should not be interpreted as indicative of the future performance of the Fund.

Calendar Year Returns*

[GRAPH]

'97        14.58%
'98         5.25%
'99         1.55%
'00        (0.16)%
'01        15.78%

Best Qtr.: Q4 '01 . 8.57%             Worst Qtr.: Q3 '01 . (2.48)%

*  The Portfolio's year-to-date performance through March 31, 2002 was 5.25%.

Average annual total return
for the period ended 12/31/01                      1 year  5 years  Life of Portfolio
High Yield Proprietary Portfolio (Incep. 07/01/96) 15.78%   7.20%         8.91%

LB Aggregate Bond Index/1/                          8.44%   7.43%         7.66%

ML U.S. High Yield Master II Index/2/               4.48%   3.45%         4.61%

/1/  Lehman Brothers Aggregate Bond Index.
/2/  Merrill Lynch U.S. High Yield Master II Index.

14   High Yield Bond Fund Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo High Yield Bond Fund. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

..    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

..    We cannot guarantee that the Fund will meet its investment objective.

..    We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good any such losses.

..    Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

..    An investment in a single Fund, by itself, does not constitute a complete investment plan.

..    The Fund may also use various derivative instruments, such as options or futures contracts. The term "derivative" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

..    The market value of lower-rated debt securities and unrated securities of comparable quality that the Fund invests in tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. These lower-rated debt securities are considered by the rating agencies, on balance, to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal. These securities generally involve more credit risk than securities in higher-rating categories. Even securities rated "BBB" by S&P or "Baa" by Moody's ratings which are considered investment-grade, possess some speculative characteristics.

What follows is a general list of the types of risks (some of which are described previously) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

16   High Yield Bond Fund Prospectus

--------------------------------------------------------------------------------

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Experience Risk--The risk that insufficient experience exists to forecast how a new or innovative security's value might be affected by various market events or economic conditions.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase the Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Prepayment/Extension Risk--The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected, which can alter the duration of a mortgage-backed security, increase interest rate risk and reduce rates of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under "Summary of Important Risks", you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

                                            High Yield Bond Fund Prospectus   17

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for the Fund. See the Statement of Additional Information for more information on these practices.

----------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                   PRINCIPAL RISK(S)
----------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for temporary purposes                    Leverage Risk
(e.g. to meet shareholder redemptions).

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either              Interest Rate and
on a schedule or when an index or benchmark changes.                  Credit Risk

Forward Commitment, When-Issued and
Delayed Delivery Transactions
Securities bought or sold for delivery at a later date or             Interest Rate, Leverage and
bought or sold for a fixed price at a fixed date.                     Credit Risk

High Yield Securities
Debt securities of lower quality that produce generally               Interest Rate and Credit Risk
higher rates of return. These securities, sometimes referred to as "junk bonds," tend to be more sensitive to economic
conditions, more volatile, and less liquid, and are subject
to greater risk of default.

Illiquid Securities
A security which may not be sold or disposed of in the ordinary       Liquidity Risk
course of business within seven days at the value determined by the Fund. Limited to 15% of net assets.

Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers and            Credit, Counter-Party and
financial institutions to increase return on those securities.        Leverage Risk
Loans may be made up to 1940 Act limits (currently one-third of total assets, including the value of the collateral received).

Loan Participations
Debt obligations that represent a portion of a larger loan made       Credit Risk
by a bank. Generally sold without guarantee or recourse, some participations sell at a discount because of the borrower's credit problems.

Mortgage- and Other Asset-Backed Securities
Securities consisting of undivided fractional interests in pools of   Interest Rate, Credit and
consumer loans, such as mortgage loans, car loans, credit card        Prepayment Risk
debt or receivables held in trust.

Options
The right or obligation to receive or deliver a security or cash      Credit and Liquidity Risk
payment depending on the security's price or the performance of an index or benchmark. Types of options used may include: options on securities, options on a stock index, stock index futures and options on stock index futures to protect liquidity and
portfolio value.

18   High Yield Bond Fund Prospectus

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                   PRINCIPAL RISK(S)
----------------------------------------------------------------------------------------------------------
Other Mutual Funds
Investments by the Fund in shares of other mutual funds,              Market Risk Fund
which will cause shareholders to bear a pro rata portion
of the other fund's expenses, in addition to the expenses
paid by the Fund.

Privately Issued Securities
Securities that are not publicly traded but which may or              Liquidity Risk
may not be resold in accordance with Rule 144A under the
Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a security agrees to             Credit and
buy back a security at an agreed upon time and price,                 Counter-Party Risk
usually with interest.

Stripped Obligations
Securities that give ownership to either future payments of           Interest Rate Risk
interest or a future payment of principal, but not both.
These securities tend to have greater interest rate
sensitivity than conventional debt.

                                            High Yield Bond Fund Prospectus   19

Organization and Management of the Fund
--------------------------------------------------------------------------------

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board of Trustees of the Trust supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

-------------------------------------------------------------------------------------------
                                BOARD OF TRUSTEES
-------------------------------------------------------------------------------------------
                        Supervises the Fund's activities
-------------------------------------------------------------------------------------------
     INVESTMENT ADVISER                                    CUSTODIAN
-------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC                Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA                6th & Marquette, Minneapolis, MN
Manages the Fund's investment activities         Provides safekeeping for the Fund's assets
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                             INVESTMENT SUB-ADVISER
-------------------------------------------------------------------------------------------
                               Sutter Advisors LLC
                               550 California St.
                               San Francisco, CA
                 Responsible for day-to-day portfolio management
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                                                                     SHAREHOLDER
                                 TRANSFER                             SERVICING
ADMINISTRATOR                      AGENT                                AGENTS
-------------------------------------------------------------------------------------------
Wells Fargo Funds            Boston Financial Data                   Various Agents
Management, LLC              Services, Inc.
525 Market St.               Two Heritage Dr.
San Francisco, CA            Quincy, MA

Manages the Fund's           Maintains records of                    Provide services
business activities          shares and supervises                   to customers
                             the payment of dividends
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
-------------------------------------------------------------------------------------------
         Advise current and prospective shareholders on Fund investments
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                                  SHAREHOLDERS
-------------------------------------------------------------------------------------------

20   High Yield Bond Fund Prospectus

--------------------------------------------------------------------------------

The Investment Adviser
Funds Management serves as the investment adviser for the Fund. Funds Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank, and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund's adviser is responsible for developing the investment policies and guidelines for the Fund, and for supervising the sub-adviser, who is responsible for the day-to-day portfolio management of the Fund. As of March 31, 2002, Funds Management and its affiliates managed over $177 billion in assets. For providing these services, Funds Management is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

Dormant Multi-Manager Structure
The Board has adopted a dormant "multi-manager" structure for the Fund. Under this structure, Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-adviser and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires the Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant "multi-manager" structure approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.

The Sub-Adviser
Sutter Advisors LLC ("Sutter"), an indirect, wholly-owned subsidiary of Wells Fargo & Company, is the sub-adviser for the Fund. In this capacity, it is responsible for the day-to-day investment management activity of the Fund. Sutter also provides investment advisory services for collateralized bond obligations and Wells Fargo & Company's proprietary portfolio. As of March 31, 2002, Sutter managed assets in excess of $1.8 billion.

Sutter is a direct subsidiary of Wells Capital Management Incorporated ("WCM"). WCM is an affiliate of Funds Management. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2002, WCM managed assets aggregating in excess of $110 billion.

Sutter is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

The Administrator
Funds Management provides the Fund with administrative services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of the Fund.

                                            High Yield Bond Fund Prospectus   21

Organization and Management of the Fund
--------------------------------------------------------------------------------

Shareholder Servicing Plan
We have a shareholder servicing plan for the Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of 0.25% of its average daily net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Fund.

22   High Yield Bond Fund Prospectus

A Choice of Share Classes
--------------------------------------------------------------------------------
After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

..    Class A Shares--with a front-end sales charge, volume reductions and lower ongoing expenses than Class B and Class C shares.

..    Class B Shares--with a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares.

..    Class C Shares--with a 1.00% CDSC on redemptions made within one year of purchase, and higher ongoing expenses than Class A shares.

The choice among share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher ongoing expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer instead to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

Class C shares are similar to Class B shares, with some important differences. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares depends on how long you intend to hold Fund shares before redeeming them.

Orders for Class B shares of $250,000 or more either will be treated as orders for Class A shares or will be refused. For Class C shares, orders of $1,000,000 or more, including orders which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, also either will be treated as orders for Class A shares or will be refused.

Please see the expenses listed for each class of the High Yield Bond Fund and the following sales charge schedules before making your decision. You should also review the "Reductions and Waivers of Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

                                            High Yield Bond Fund Prospectus   23

A Choice of Share Classes
--------------------------------------------------------------------------------

Class A Share Sales Charge Schedule
If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases.

--------------------------------------------------------------------------------
CLASS A SHARES HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
--------------------------------------------------------------------------------

                                FRONT-END SALES         FRONT-END SALES
     AMOUNT                      CHARGE AS % OF          CHARGE AS % OF
   OF PURCHASE                PUBLIC OFFERING PRICE    NET AMOUNT INVESTED
Less than $50,000                    4.50%                   4.71%

$50,000 to $99,999                   4.00%                   4.17%

$100,000 to $249,999                 3.50%                   3.63%

$250,000 to $499,999                 2.50%                   2.56%

$500,000 to $999,999                 2.00%                   2.04%

$1,000,000 and over/1/               0.00%                   0.00%

/1/ We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with the Fund's approval. CDSCs are based on the lower of the NAV on the date of purchase or the date of redemption.

24   High Yield Bond Fund Prospectus

--------------------------------------------------------------------------------

Class B Share CDSC Schedule
If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Waivers" and "Waivers for Certain Parties"). The CDSC
schedule is as follows:

-----------------------------------------------------------------------------------------
CLASS B SHARES HAVE THE FOLLOWING CDSC SCHEDULE:
-----------------------------------------------------------------------------------------
REDEMPTION WITHIN  1 YEAR  2 YEARS  3 YEARS  4 YEARS  5 YEARS  6 YEARS  7 YEARS  8 YEARS
CDSC               5.00%   4.00%    3.00%    3.00%    2.00%    1.00%    0.00%    A Shares

The CDSC percentage you pay is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of dividends or capital gains distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

Class C Share CDSC Schedule
If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

The CDSC percentage you pay is applied to the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale, and up to 1.00% annually thereafter.

To determine if the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of dividends or capital gains distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay the higher ongoing expenses.

                                            High Yield Bond Fund Prospectus   25

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

Class A Share Reductions

..    You pay no sales charges on Fund shares you buy with reinvested distributions.

..    You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.

..    By signing a Letter of Intent ("LOI"), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

..    Rights of Accumulation ("ROA") allow you to combine the amount you are investing with the total value of Class A, Class B and Class C shares of any Wells Fargo Fund already owned (excluding Class A shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.

..    You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares within 120 days of the date of the redemption.

..    You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefits or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee, also may tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

..    a family unit, including children under the age of twenty-one or single trust estate;

..    a trustee or fiduciary purchasing for a single fiduciary relationship; or

..    the members of a "qualified group" which consists of a "company" (as defined in the 1940 Act, as amended), and related parties of such a "company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

               How a Letter of Intent Can Save You Money!

If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.50% sales load on the entire purchase. Otherwise, you might pay 4.50% on the first $49,999, then 4.00% on the next $50,000!

26   High Yield Bond Fund Prospectus

--------------------------------------------------------------------------------

Class B and Class C Share CDSC Waivers

..    You pay no CDSC on Fund shares you purchase with reinvested distributions.

..    We waive the CDSC for all redemptions made because of scheduled (Rule 72T withdrawal schedule) or mandatory (withdrawals made after age 701/2 according to IRS guidelines) distributions for certain retirement plans. (See your retirement plan disclosure for details.)

..    We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)

..    We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger.

..    We waive the Class C share CDSC for certain types of accounts.

..    We waive the CDSC on withdrawals that meet all the following circumstances:

     .    withdrawals are made by participating in the Systematic Withdrawal
          Program;

     . withdrawals may not exceed 10% of your Fund assets (including "free" shares) annually based on your anniversary date in the Systematic Withdrawal Program; and

     .    you participate in the dividend and capital gain reinvestment program.

Waivers for Certain Parties

If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher ongoing expenses. The following people can buy Class A shares at NAV:

..    Current and retired employees, directors/trustees and officers of:

     .    Wells Fargo Funds (including any predecessor funds);

     .    Wells Fargo & Company and its affiliates;

     .    and the family members of any of the above.

..    Current employees of:

     .    Stephens Inc. and its affiliates;

     .    broker-dealers who act as selling agents;

     . and immediate family members (spouse, sibling, parent or child) of any of the above.

Contact your selling agent for further information.

You also may buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. These directions may supercede the terms and conditions discussed here.

                                            High Yield Bond Fund Prospectus   27

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

Distribution Plan
We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act for the Class B and Class C shares of the High Yield Bond Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services, including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. The Class B and Class C shares each pay 0.75% of average daily net assets on an annual basis.

These fees are paid out of the Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

28   High Yield Bond Fund Prospectus

Exchanges
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

..    You should carefully read the prospectus for the Fund into which you wish to exchange.

..    Every exchange involves selling Fund shares that may produce a capital gain or loss for tax purposes.

..    If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

..    Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

..    Exchanges may be made between like share classes. Class C shares of non-money market Funds may be exchanged for Class A shares of money market Funds. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market Funds. Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges of Class B shares into Money Market Class B shares are subject to certain restrictions in addition to those described above.

..    In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Fund, the Fund may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules. Contact your account representative for further details.

                                            High Yield Bond Fund Prospectus   29

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares
..    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

..    The Fund's investments are generally valued at current market prices.
     Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

..    We determine the NAV of each class of the Fund's shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"). We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class.

..    We process requests to buy or sell shares of the Fund each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m.
     (ET). If the NYSE closes early, the Fund will close early and will value their shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day. Requests we receive after the cutoff time are processed the next business day.

..    The Fund is open for business on each day the NYSE is open for business.
     NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

You Can Buy Fund Shares
..    By opening an account directly with the Fund (simply complete and return a
     Wells Fargo Funds Application with proper payment);

..    Through a brokerage account with an approved selling agent; or

..    Through certain retirement, benefit and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

In addition to payments received from the Fund, selling or shareholder servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

30   High Yield Bond Fund Prospectus

--------------------------------------------------------------------------------

Minimum Investments
..    $1,000 per Fund minimum initial investment;

..    $100 per Fund if you use the Systematic Purchase Program; and

..    $100 per Fund for all investments after your investment.

We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

Small Account Redemptions
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption, and we will provide you with the opportunity to make additional investments that will bring your account above the minimum investment amount. Account redemptions are net of any applicable CDSC. Please consult your selling agent for further details.

                                            High Yield Bond Fund Prospectus   31

Your Account
--------------------------------------------------------------------------------

The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

..    Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest (if no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives your application and payment in proper order. Failure to complete an Application properly may result in a delay in processing your request.

..    Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example, "Wells Fargo High Yield Bond Fund,
     Class B." Please note that checks made payable to any entity other than the full Fund name or "Wells Fargo Funds" will be returned to you.

..    All purchases must be made in U.S. dollars and checks must be drawn on U.S.
     banks.

..    You may start your account with $100 if you elect the Systematic Purchase
     Program option on the Application.

..    Mail to: Wells Fargo Funds Overnight Mail Only: Wells Fargo Funds
              P.O. Box 8266                          ATTN: CCSU-Boston Financial
              Boston, MA 02266-8266                  66 Brooks Drive
                                                     Braintree, MA 02184

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

..    Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

..    Enclose the payment stub/card from your statement if available.

..    Mail to: Wells Fargo Funds
              P.O. Box 8266
              Boston, MA 02266-8266

32   High Yield Bond Fund Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

..    You must first call Investor Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.

..    If you do not currently have an account, complete a Wells Fargo Funds
     Application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

..    All purchases must be made with U.S. dollars.

..    Mail the completed application. Your account will be credited on the business day that the transfer agent receives your application in proper order.

..    Overnight Application to: Wells Fargo Funds
                               ATTN: CCSU-Boston Financial
                               66 Brooks Drive
                               Braintree, MA 02184

..    Wire money to:            State Street Bank & Trust Attention:
                               Boston, MA                Wells Fargo Funds (Name
                                                         of Fund, Account
                                                         Number, and Share
                               Bank Routing Number:      Class)
                               ABA 011 000028
                                                         Account Name:
                               Wire Purchase Account     (Registration Name
                               Number:                   Indicated on
                               9905-437-1                Application)

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

..    Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

..    Wire money to:            State Street Bank & Trust Attention:
                               Boston, MA                Wells Fargo Funds (Name
                                                         of Fund, Account
                                                         Number, and Share
                               Bank Routing Number:      Class)
                               ABA 011 000028
                                                         Account Name:
                               Wire Purchase Account     (Registration Name
                               Number: 9905-437-1        Indicated on Account)

                                            High Yield Bond Fund Prospectus   33

Your Account                                                   How to Buy Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

..    You can only make your first purchase of the Fund by phone if you already have an existing Wells Fargo Funds Account.

Call Investor Services at 1-800-222-8222, option 0 for an Investor Service Representative or option 2 to use our Automated Voice Response Service to either:

     .    transfer at least $1,000 from a linked settlement account, or

     . exchange at least $1,000 worth of shares from an existing Wells Fargo Funds Account.

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

Call Investor Services at 1-800-222-8222, option 0 for an Investor Service Representative or option 2 to use our Automated Voice Response Service to either:

     .    transfer at least $100 from a linked settlement account, or

     . exchange at least $100 worth of shares from an existing Wells Fargo Funds Account.

34   High Yield Bond Fund Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------

..    Write a "Letter of Instruction" stating your name, your account number, the
     Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").

..    Make sure all the account owners sign the request exactly as their names appear on the account application.

..    You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

..    Signature guarantees are required for mailed redemption requests if a request is for over $50,000, if the address on your account was changed within the last 30 days, or if the distribution is to be made payable to a third party. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.

..    Mail to: Wells Fargo Funds
              P.O. Box 8266
              Boston, MA 02266-8266

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------

..    Call Investor Services at 1-800-222-8222, option 0 for an Investor Service
     Representative or option 2 to use our Automated Voice Response Service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

..    Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

..    You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

..    Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

..    Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

..    We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

                                            High Yield Bond Fund Prospectus   35

Your Account                                                  How to Sell Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
..    We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.

..    Your redemptions are net of any applicable CDSC.

..    If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

..    We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or Systematic Purchase Program have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

..    Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

36   High Yield Bond Fund Prospectus

Additional Services and Other Information
--------------------------------------------------------------------------------

Automatic Programs
These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic Withdrawals may only be processed on or about the 25th day of each month. Call Investor Services at 1-800-222-8222, option 0, for more information.

..    Systematic Purchase Program--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund and class you would like to purchase and specify an amount of at least $100.

..    Systematic Exchange Program--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

..    Systematic Withdrawal Program--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

     .    must have a Fund account valued at $10,000 or more;

     .    must have your distributions reinvested; and

     .    may not simultaneously participate in the Systematic Purchase Program.

It generally takes about ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We may automatically cancel your program if the linked bank account you specified is closed, or for other reasons.

Income and Gain Distributions
The Fund in this Prospectus pays any distributions of net investment income monthly and capital gains distributions, if any, at least annually.

We offer the following distribution options:

..    Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

..    Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

..    Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically re-invested.

                                            High Yield Bond Fund Prospectus   37

Additional Services and Other Information
--------------------------------------------------------------------------------

..    Directed Distribution Purchase Option--Lets you buy shares of a different
     Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations affecting the Fund and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for further federal income tax consideration.

As required by the Internal Revenue Code, we will pass on to you substantially all of the Fund's net investment income and realized capital gains. Distributions of the Fund's ordinary income, net short-term capital gain and income from certain other sources will be taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, will be taxable to you as long-term capital gain.

Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. At the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy Fund shares shortly before it makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of the Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding.

Request for Multiple Copies of Shareholder Documents
To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and would prefer to receive multiple copies, please call your selling agent.

38   High Yield Bond Fund Prospectus

Portfolio Managers
--------------------------------------------------------------------------------

Saturnino S. Fanlo
Mr. Fanlo is Executive Vice President of Sutter. Mr. Fanlo is responsible for managing Wells Fargo & Company's high yield portfolio. He also currently serves as Treasurer of Wells Fargo and Company. Mr. Fanlo joined Wells Fargo Bank in 1995 as a senior vice president and assumed responsibility for Structured Products in 1996. In 1996, he started the High Yield Securities Group (Sutter), which now has approximately $1.8 billion in assets under management. Prior to Wells Fargo Bank, Mr. Fanlo was a vice president at Goldman Sachs where he ran the mortgage syndicate desk. Before Goldman Sachs, Mr. Fanlo was an executive vice president at Australian Capital Equity (USA), Inc., where he managed the firm's U.S. investments. Mr. Fanlo also worked at The First Boston Corporation and Metropolitan Life Insurance Company after earning his BA in economics from Haverford College, Haverford, PA.

Roger Wittlin
Mr. Wittlin is currently the managing director of Sutter Advisors, LLC. Mr. Wittlin joined Sutter in 2000 after 18 years of capital markets experience with Goldman Sachs, Deutsche Bank and Morgan Stanley. At Deutsche Bank, Mr. Wittlin was one of three founders of the Commercial Mortgage Financing Group which originated, structured and distributed mezzanine and senior loans in securitized and whole loan form. At Goldman Sachs, Mr. Wittlin was head of Western Region Mortgage Distribution and worked in the Principal Investment Group which purchased non-performing and sub-performing assets. Mr. Wittlin earned a Masters in International Finance from the American Graduate School of International Management in 1978 and earned a BA in journalism from Arizona State University.

                                            High Yield Bond Fund Prospectus   39

Glossary
--------------------------------------------------------------------------------
We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

Below Investment-Grade
Securities rated BB or lower by S&P or Ba or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

Business Day
Any day the New York Stock Exchange is open is a business day for the Fund.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by the Fund on its shares.

Diversified
A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of a Fund's total assets. Non-diversified funds are not required to comply with these investment policies.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Investment Grade Securities
A type of bond rated in the top four investment categories by a nationally recognized statistical ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

40   High Yield Bond Fund Prospectus

--------------------------------------------------------------------------------

Liquidity
The ability to readily sell a security at a fair price.

Moody's
A nationally recognized statistical ratings organization.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Nationally Recognized Statistical Ratings Organization ("NRSRO")
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of the Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500 Index.

Public Offering Price ("POP")
The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Fund's distributors that allows them to sell the Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P, S&P 500 Index
Standard and Poor's, a nationally recognized statistical ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

                                            High Yield Bond Fund Prospectus   41

Glossary
--------------------------------------------------------------------------------

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers and exclude sales loads.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

42   High Yield Bond Fund Prospectus

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

P053 (08/02)
ICA Reg. No.                                                    [LOGO]
811-09253                                              Printed on Recycled Paper
#523000

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                             Dated [August 30, 2002]


                              HIGH YIELD BOND FUND

                          Class A, Class B, and Class C

         Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about the High Yield Bond Fund in the Wells Fargo Funds Trust family of funds (the "Fund"). The Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers Class A, Class B, and Class C shares. This SAI relates to all such classes of shares.

         This SAI is not a prospectus and should be read in conjunction with the Fund's Prospectus, dated [August 30, 2002]. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. Copies of the Prospectus may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

Investment Policies .......................................................    1

Additional Permitted Investment Activities And Associated Risks ...........    3

Management ................................................................   17

Performance Calculations ..................................................   28

Determination Of Net Asset Value ..........................................   32

Additional Purchase And Redemption Information ............................   33

Portfolio Transactions ....................................................   34

Fund Expenses .............................................................   35

Federal Income Taxes ......................................................   36

Capital Stock .............................................................   41

Other .....................................................................   42

Counsel ...................................................................   43

Independent Auditors ......................................................   43

Appendix ..................................................................  A-1

                               INVESTMENT POLICIES

     Fundamental Investment Policies

     The Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund.

The Fund may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities investments in securities of other investment companies or investments in repurchase agreements;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     Non-Fundamental Investment Policies

     The Fund has adopted the following non-fundamental policies which may be changed by the Board of Trustees of the Trust or at any time without approval of the Fund's shareholders.

     (1) Any Fund that is purchased by another Fund in the Wells Fargo Fund family in reliance on Section 12(d)(1)(G) of the 1940 Act or in reliance on an exemptive order granting relief from Section 12(d)(1)(A) that conditions such relief on the existence of this policy, will not purchase shares of any registered open-end investment company or registered unit investment trust in reliance on either section 12(d)(1)(F) or Section 12(d)(1)(G).

     (2) The Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) The Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     (4) The Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of the Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) The Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit the Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (6) The Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (8) The Fund, which is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and which has a non-fundamental policy in place to comply with the Names Rule, has adopted the following policy:

         Shareholders will receive at least 60 days' notice of any change to the Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

     General

     Notwithstanding the foregoing policies, any other investment companies in which the Fund may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing the Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

                              ADDITIONAL PERMITTED
                   INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Fund. For purposes of monitoring the investment policies and restrictions of the Fund (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by the Fund will be excluded in calculating total assets.

     Asset-Backed Securities

     The Fund may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Fund invests may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities may be "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Fund experiencing difficulty in valuing or liquidating such securities. The Fund may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

     Bank Obligations

     The Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by the Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on all amounts payable on such securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Below Investment-Grade Investments

     The Fund invests in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase (also known as high-yield securities or "junk bonds"). Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated debt securities may be less liquid and more difficult to value than higher rated securities. Stocks of the smaller and medium-sized companies in which the Fund may invest may be more volatile than larger company stocks. Investments in foreign markets may also present special risks, including currency, political, diplomatic, regulatory and liquidity risks.

     Bonds

     Certain of the debt instruments purchased by the Fund may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

     Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Borrowing

     The Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

     Commercial Paper

     The Fund may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Fund in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Commercial paper may include variable- and floating-rate instruments.

     Derivative Securities

     The Fund may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause the Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

     Floating- and Variable-Rate Obligations

     The Fund may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically the time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of the Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     The floating- and variable-rate instruments that the Fund may purchase include certificates of participation in such instruments.

     Foreign Obligations

     The Fund may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     The Fund may also invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     The Fund may enter into forward currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Fund will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

     Forward Commitment, When-Issued and Delayed-Delivery Transactions

     The Fund may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Fund will establish a segregated account in which it will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     Illiquid Securities

     The Fund may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to the Fund. The Fund may not invest or hold more than 15% of its net assets in illiquid securities.

     Interest Rate Protection Transactions

     To manage its exposure to different types of investments, the Fund may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specific amount in return for payments equal to a fixed interest rate on the same amount for a specified period. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

     The Fund expects to enter into interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment.

     Loans of Portfolio Securities

     The Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     The Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, the Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur. The Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent.

     Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN"), a custodian of Fund assets, acts as Securities Lending Agent for the Fund, subject to the overall supervision of the Fund's investment adviser. Pursuant to an exemptive order granted by the SEC, Wells Fargo Bank MN is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

     Mortgage-Related Securities

     The Fund may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     Prepayment Risk and Extension Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages, or extended in rising interest rate environments. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     Collateralized Mortgage Obligations ("CMOs") and Adjustable Rate Mortgages ("ARMs"). The Fund may also invest in investment-grade CMOs rated in at least the second highest investment grade rating category. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with the class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     The Fund the may invest in ARMs issued or guaranteed by the GNMA, FNMA or the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Fund may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The net asset value of the Fund's shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of the Fund or if the Fund sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

     The Fund will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities. High-risk mortgage securities are generally those with long durations or those which are likely to be more sensitive to interest-rate fluctuations.

     Mortgage Participation Certificates. The Fund also may invest in the following types of FHLMC mortgage pass-through securities. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA certificates in that the PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. These mortgage pass-through securities differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. They are called "pass-through" securities because both interest and principal payments, including prepayments, are passed through to the holder of the security. PCs and GMCs are both subject to prepayment risk.

     Options Trading

     The Fund may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

     A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.

The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     The Fund will write call options only if it is "covered." In the case of a call option on a security or currency, the option is "covered" if the Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if the Fund holds an offsetting call on the same instrument or index as the call written. The Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

     The Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If the Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

     Below is a description of some of the types of options in which the Fund may invest.

     A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indexes fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in the Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by the Fund of options on stock indexes will be subject to the adviser's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When the Fund writes an option on a stock index, the Fund will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

     The Fund may invest in stock index futures contracts and options on stock index futures contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Stock index futures contracts may be purchased to protect the Fund against an increase in the prices of stocks that the Fund intends to purchase. The purchase of options on stock index futures contracts are similar to other options contracts as described above, where the Fund pays a premium for the option to purchase or sell a stock index futures contract for a specified price at a specified date. With options on stock index futures contracts, the Fund risks the loss of the premium paid for the option. The Fund may also invest in interest-rate futures contracts and options on interest-rate futures contracts. These securities are similar to stock index futures contracts and options on stock index futures contracts, except they derive their price from an underlying interest rate rather than a stock index.

     Interest-rate and index swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index of securities. Interest-rate swaps involve the exchange by the Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Fund will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case the Fund may not receive net amount of payments that the Fund contractually is entitled to receive.

     Other Investment Companies

     The Fund may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Currently, under the 1940 Act, a Fund's investment in such securities currently is generally limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

     Participation Interests

     The Fund may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives the Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

     Privately Issued Securities

     The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A Securities that are determined by the adviser to be "illiquid" are subject to the Fund's policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser, under guidelines approved by the Board of Trustees of the Trust, will evaluate the liquidity characteristics of the Rule 144A Security proposed for purchase by the Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

     Repurchase Agreements

     The Fund may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     The Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. The Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment adviser. The Fund may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

     Reverse Repurchase Agreements

     The Fund may enter into reverse repurchase agreements (an agreement under which the Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

     Short Sales

     The Fund may make short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box"). If the Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by an offsetting future gain in the short position. Short sales transactions may have adverse tax consequences to the Fund and its shareholders.

     The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     Stripped Securities

     The Fund may purchase Treasury receipts, securities of government-sponsored enterprises (GSEs), and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Fund may purchase are issued by the U.S.

Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Fund will not purchase stripped mortgage-backed securities ("SMBS"). The stripped securities purchased by the Fund generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Fund are not subject to prepayment or extension risk.

     The Fund may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

     Unrated Investments

     The Fund may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Fund. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's Investors Services ("Moody's") or Standard & Poor's ("S&P") may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the SAI Appendix.

     U.S. Government Obligations

     The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Zero Coupon Bonds

     The Fund may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value, when interest rates fall, zero coupon securities rise more rapidly in value because the bonds carry fixed interest rates that become more attractive in a falling interest rate environment.

     Nationally Recognized Statistical Ratings Organizations

     The ratings of Moody's, S&P, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc., Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Fund."

     Trustees and Officers. The Board of Trustees ("Board") of the Trust supervises the Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

     General. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for each of the 96 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). The address of each Trustee and Officer, unless otherwise indicated, is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 72.

     In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("independent Trustees"), appears separately from the information for the "interested" Trustees.

                         Position Held with                                        Other Public Company
Name, Age and            Registrant/            Principal Occupation(s)            or Investment Company
Address                  Length of Service/1/   During Past 5 Years                Directorships
-------                  --------------------   -------------------                -------------

                                    INDEPENDENT TRUSTEES

Thomas S. Goho, 60       Trustee,               Wake Forest University, Calloway         N/A
                         since 1987             School of Business and
                                                Accountancy, Benson-Pruitt
                                                Professorship since 1999,
                                                Associate Professor of
                                                Finance 1994-1999.

Peter G. Gordon, 59      Trustee, since         Chairman, CEO and Co-Founder of          N/A
                         1998; (Lead            Crystal Geyser Water Company and
                         Trustee, since         President of Crystal Geyser
                         2001).                 Roxane Water Company.

Richard M. Leach, 69     Trustee,               President of Richard M. Leach            N/A
                         since 1987             Associates (a financial
                                                consulting firm).

Timothy J. Penny, 50     Trustee,               Senior Counselor to the public           N/A
                         since 1996             relations firm of Himle-Horner
                                                and Senior Fellow at the Humphrey
                                                Institute, Minneapolis, Minnesota
                                                (a public policy organization).

Donald C. Willeke, 62    Trustee,               Principal of the law firm of             N/A
                         since 1996             Willeke & Daniels.

                                   INTERESTED/2/ TRUSTEES

Robert C. Brown, 71      Trustee,               Retired. Director, Federal Farm          N/A
                         since 1992             Credit Banks Funding Corporation
                                                and Farm Credit System Financial
                                                Assistance Corporation until
                                                February 1999.

                         Position Held with                                        Other Public Company
Name, Age and            Registrant/            Principal Occupation(s)            or Investment Company
Address                  Length of Service/1/   During Past 5 Years                Directorships
-------                  --------------------   -------------------                -------------
W. Rodney Hughes, 75     Trustee,               Private Investor.                  Barclays Global Investor
                         since 1987                                                Funds/Master Investment
                                                                                   Portfolio,
                                                                                   23 portfolios

J. Tucker Morse, 58      Trustee,               Private Investor/Real Estate                N/A
                         since 1987             Developer; Chairman of White
                                                Point Capital, LLC.

                                       OFFICERS

Michael J. Hogan, 43     President,             Executive Vice President of Wells           N/A
                         since 2000             Fargo Bank, N.A. since July
                                                1999.  President of Wells Fargo
                                                Funds Management, LLC since March
                                                2001.  Senior Vice President of
                                                Wells Fargo Bank, N.A. from April
                                                1997 to July 1999.  Prior
                                                thereto, Vice President of
                                                American Express Financial
                                                Advisors until April 1997.

Karla M. Rabusch, 43     Treasurer,             Senior Vice President of Wells              N/A
                         since 2000             Fargo Bank, N.A., since May
                                                2000.  Senior Vice President and
                                                Chief Administrative Officer of
                                                Wells Fargo Funds Management, LLC
                                                since March 2001.  Vice President
                                                of Wells Fargo Bank, N.A. from
                                                December 1997 to May 2000.  Prior
                                                thereto, Director of Managed
                                                Assets Investment Accounting of
                                                American Express Financial
                                                Advisors until November 1997.

                         Position Held with                                        Other Public Company
Name, Age and            Registrant/            Principal Occupation(s)            or Investment Company
Address                  Length of Service/1/   During Past 5 Years                Directorships
-------                  --------------------   -------------------                -------------
C. David Messman, 42     Secretary,             Vice President and Senior Counsel          N/A
                         since 2000             of Wells Fargo Bank, N.A. since
                                                January 1996.  Vice President and
                                                Secretary of Wells Fargo Funds
                                                Management, LLC since March 2001.

----------------

/1/ Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

/2/ Basis of Interestedness. Robert C. Brown and W. Rodney Hughes own securities of Wells Fargo & Company, the parent holding company of the Funds' adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

     Committees. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board of Trustees, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter.

     Compensation. Prior to January 1, 2002, each Trustee received an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also received a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting was held absent a full Board meeting, each attending Trustee received a $1,000 combined fee. These fees applied equally for in-person or telephonic meetings, and Trustees were reimbursed for all out-of-pocket expenses related to attending meetings.

     Effective January 1, 2002, each Trustee receives an annual retainer (payable quarterly) of $52,000 from the Fund Complex. Each Trustee also receives a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

     The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's officers are not compensated by the Trust for their services. For the year ended December 31, 2001, the Trustees received the following compensation:

                               Compensation Table
                          Year Ended December 31, 2001*
                          ----------------------------

      Trustee                                           Compensation
      -------                                           ------------

                            INDEPENDENT TRUSTEES

      Thomas S. Goho                                       $49,250
      Peter G. Gordon                                      $49,250
      Richard M. Leach                                     $48,750
      Timothy J. Penny                                     $49,250
      Donald C. Willeke                                    $49,250
                            INTERESTED TRUSTEES

      Robert C. Brown                                      $48,000
      W. Rodney Hughes                                     $48,000
      J. Tucker Morse                                      $47,000

     *The Fund's fiscal year-end is May 31.

     Beneficial Equity Ownership Information. As of the date of this SAI, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

                   Beneficial Equity Ownership in Fund Complex
                      Calendar Year Ended December 31, 2001
                      -------------------------------------

--------------------------------------------------------------------------------
Trustee                  Dollar Range of Equity        Aggregate Dollar Range of
                         Securities of the Fund*       Equity Securities of Fund
                                                       Complex

--------------------------------------------------------------------------------
                           INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
Thomas S. Goho                      0                            D
--------------------------------------------------------------------------------
Peter G. Gordon                     0                            0
--------------------------------------------------------------------------------
Richard M. Leach                    0                            B
--------------------------------------------------------------------------------
Timothy J. Penny                    0                            A
--------------------------------------------------------------------------------
Donald C. Willeke                   0                            D
--------------------------------------------------------------------------------
                           INTERESTED TRUSTEES
--------------------------------------------------------------------------------
Robert C. Brown                     0                            D
--------------------------------------------------------------------------------
W. Rodney Hughes                    0                            D
--------------------------------------------------------------------------------
J. Tucker Morse                     0                            D
--------------------------------------------------------------------------------
     -----------------

     * For the Calendar Year 2001, the Trustees did not own shares in the Trust.

     Ownership of Securities of Certain Entities. None of the independent Trustees and/or their immediate family members own securities of the adviser, the sub-adviser, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, the sub-adviser, or the distributor.

     Approval of Advisory and Sub-Advisory Agreements. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") for the Fund. At each quarterly meeting, the Board will review the performance information and nature of services provided by the investment adviser and the sub-adviser. At least annually, the Board will be provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser and investment sub-adviser (individually, an "Adviser" and collectively, "Advisers"), and a description of the quality and nature of the services provided by the Advisers.

     Before approving an Advisory Agreement with each Adviser at the regular meeting called, in part, for this purpose on May 7, 2002, the Board reviewed a detailed profitability analysis of the Adviser based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Fund and the Adviser and affiliates. The Board also analyzed the Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees, shareholder servicing fees, and Rule 12b-1/distribution fees.

     The Board then reviewed statistical information regarding the expenses of the Fund and the expenses and performance information for a "Peer Group" of the Fund, a group of funds that the Adviser determined was similar to the Fund, the relevant Lipper category of funds ("Lipper Group"), and an applicable broad-based benchmark. Prior to reviewing the statistical information, the Board was provided with a detailed description of the methodology used to prepare this information. The Board then reviewed for the Fund, as compared to its Lipper Group and Peer Group, the: (i) combined contractual advisory and administration fees, (ii) net expense ratio, (iii) maximum contractual advisory fees permitted under the Advisory Agreement (excluding fee waivers and/or expense reimbursements); and (iv) projected contractual advisory fees showing the impact of breakpoints, if any, on contractual advisory fees.

     The Board then analyzed the Adviser's background and services that it would provide to the Fund. For example, the Board reviewed and discussed the investment philosophy and experience of the Adviser. The Board discussed the fact that the Adviser has established an investment program for the Fund and would supervise and evaluate the sub-adviser who would make the day-to-day investment decisions for the Fund. The Board recognized that the Adviser has an expertise in hiring and overseeing the activities of the sub-adviser. The Board also recognized that the primary investment adviser's oversight responsibilities include the monitoring of Fund compliance with federal securities laws and regulations. The Board reviewed the Advisers' compliance procedures, including the Advisers' internal compliance policies relating to the respective Codes of Ethics and the Adviser's policies on personal trading, internal compliance procedures relating to the Fund's portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Fund with SEC and other regulatory requirements, maintenance of books and records of the Fund and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention expected to be given to the Fund by such persons. In evaluating the Advisers, the Board recognized that the Advisers have the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory, or marketing personnel.

     In addition to the above considerations, the Board also analyzed certain factors relating specifically to the sub-adviser. For example, the Board considered the sub-adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board also considered soft dollar arrangements and other benefits that may be received by the primary Adviser through its relationship with the sub-adviser (e.g. float income received by the Adviser on sale and redemption amounts, other contractual arrangements, or the general nature of the benefits received by affiliates of the primary Adviser that provide services to the Fund). The Board analyzed the degree to which the sub-adviser who oversees several funds can manage across asset classes and whether its investment disciplines are driven by proprietary research. The Board also reviewed the sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Fund. More specifically, the Board reviewed the method by which the sub-adviser will select brokers and the factors that the sub-adviser will consider prior to selecting a broker to execute portfolio transactions. One such factor is the sub-adviser's consideration of obtaining research services or other soft dollar arrangements through the allocation of Fund brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, the benefits from using an affiliated broker, the extent to which efforts would be made to recapture transaction costs, and the existence of quality controls applicable to the Fund's portfolio. The Board reviewed the sub-adviser's method for allocating portfolio opportunities among the Fund and other advisory clients.

     Based on the above analysis, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances. This determination, was based on the following factors more fully discussed above: (i) the quality of services provided by the Advisers; (ii) the scope of each Adviser's background and experience; (iii) an analysis of the statistical information regarding the expenses of the Fund compared to other similar funds.

     Investment Adviser. Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Fund. Funds Management is responsible for developing the investment policies and guidelines for the Fund, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. As compensation for its advisory services to the Fund, Funds Management is entitled to receive a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets.

     General. The Fund's Advisory Contract will continue in effect for more than two years from the effective date provided the continuance is approved annually
(i) by the holders of a majority of the Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     Investment Sub-Adviser. Funds Management has engaged Sutter Advisors LLC ("Sutter" or the "Sub-Adviser") to serve as investment sub-adviser to the Fund. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Fund's assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Fund. The

Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's Board of Trustees and officers may reasonably request.

     As compensation for its sub-advisory services to the Fund, Sutter is entitled to receive a monthly fee equal to an annual rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40% of the next $50 million in net assets, and 0.30% of net assets over $100 million. These fees may be paid by Funds Management or directly by the Fund. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

     Administrator. The Trust has retained Funds Management (the "Administrator") as Administrator on behalf of the Fund. Under the Administration Agreement between Funds Management and the Trust, Funds Management shall provide as administration services, among other things: (i) general supervision of the Fund's operations, including coordination of the services performed by the Fund's Adviser, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Funds Management also furnishes office space and certain facilities required for conducting the Fund's business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive an annual fee of 0.15% of the Fund's average daily net assets.

     Distributor. Stephens Inc. ("Stephens," or the "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Fund. The Fund has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for its Class B and Class C shares. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Fund and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Fund pay Stephens an annual fee of 0.75% of the average daily net assets attributable to each Class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor by the Fund and Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan provides that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank and Funds Management, interested persons (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, act as selling agents for the Fund's shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Fund and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Fund are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares.

     Shareholder Servicing Agent. The Fund has approved a Servicing Plan and has entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a

Servicing Agent is entitled to an annual fee of 0.25% of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Trust's Board of Trustees and provide that the Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

     General. The Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees of the Trust, and the Non-Interested Trustees. Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     Custodian. Wells Fargo Bank MN, located at 6th and Marquette, Minneapolis, Minnesota 55479, acts as Custodian for the Fund. The Custodian, among other things, maintains a custody account or accounts in the name of the Fund, receives and delivers all assets for the Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the Fund, and pays all expenses of the Fund. For its services as Custodian, Wells Fargo Bank, MN is entitled to receive an annual fee of 0.02% of the average daily net assets of the Fund.

     Fund Accountant. PFPC, Inc. ("PFPC" or "Fund Accountant"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as Fund Accountant for the Fund. For its services as Fund Accountant, PFPC is entitled to receive an annual base fee of $20,000 from the Fund. In addition, the Fund pays a monthly fee of $500 per class for each class greater than one. Finally, PFPC receives an annual complex-wide fee, calculated based upon the aggregate average net assets of all of the funds and portfolios of the Trusts and payable monthly, as indicated in the chart below. The Fund's share of the annual complex-wide fee would be based on its proportionate share of the aggregate average net assets of all of the funds and portfolios.

         ----------------------------------------------------------------
         Average Daily Net Assets           Annual Asset Based Fees
         ----------------------------------------------------------------
         $0 - 90 billion                    0.0057%
         ----------------------------------------------------------------
         $90 - 95 billion                   0.0047%
         ----------------------------------------------------------------
         **$95 billion                      0.0040%
         ----------------------------------------------------------------

** denotes greater than

     Transfer and Dividend Disbursing Agent. Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Fund. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the funds of the Trust, Wells Fargo Core Trust and Wells Fargo Variable Trust.

     Underwriting Commissions. Stephens serves as the principal underwriter distributing securities of the Fund on a continuous basis.

     Code of Ethics. The Fund Complex, the Adviser, and the Sub-Adviser each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act as set forth in the August 20, 1999 Adopting Release. The code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, the code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by the Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of the Fund or investment adviser; (ii) any employee of the Fund or investment adviser (or any company in a control relationship to the Fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by the Fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to the Fund or investment adviser who obtains information concerning recommendations made to the fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by the Fund. The codes of ethics for the Fund Complex, Adviser, and Sub-Adviser are on public file with, and are available from, the SEC.

                            PERFORMANCE CALCULATIONS

     The Fund has been in operation for less than one calendar year, and therefore the Fund's performance information is not shown.

     The Fund may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in the Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for the Fund may be useful in reviewing the performance of such Fund and for providing a basis for comparison with investment alternatives. The performance of the Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Fund. Annual and Semi-Annual Reports for the Fund may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return: The Fund may advertise certain total return information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

     Average Annual Total Return (After Taxes on Distributions). As and to the extent required by the SEC, the Fund's average annual total returns (after taxes on distributions) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Fund distributions but without redemption of Fund shares ("ATV\\D\\") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula:
P(1+T)/n/=ATV\\D\\.

     Average Annual Total Return (After Taxes on Distributions and Redemption). As and to the extent required by the SEC, the Fund's average annual total returns (after taxes on distributions and redemption) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Fund distributions and redemption of Fund shares ("ATV\\DR\\"), of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ATV\\DR\\.

     All of the above average annual total return information, along with the before-tax average annual total returns for an appropriate broad-based index, is presented in the Prospectus.

     Yield Calculations: The Fund may, from time to time, include its yield and effective yield in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Fund are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period

("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                              YIELD = 2[(a - b + 1)/6/ - 1]
                                         -----
                                         cd

     where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares of outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

     Effective Yield: Effective yields for the Fund are based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular thirty-day period, less a pro-rata share of the Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/30, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Fund assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

        Effective Thirty-Day Yield = [(Base Period Return +1)/365/30/]-1

     The yield will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Fund.

     In addition, investors should recognize that changes in the NAVs of shares of the Fund will affect the yield for any specified period, and such changes should be considered together with the yield in ascertaining the Fund's total return to shareholders for the period. Yield information may be useful in reviewing the performance for the Fund and for providing a basis for comparison with investment alternatives. The yield of the Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

     From time to time and only to the extent the comparison is appropriate for the Fund or a class of shares, the Trust may quote the performance or price-earnings ratio of the Fund or class of shares in advertising and other types of literature as compared with the performance of the managed or unmanaged indices or performance data of bonds, municipal securities, or government securities, or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria.

     Any such comparisons may be useful to investors who wish to compare past performance of the Fund with the performance of the Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Trust Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent that the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in the Fund; (ii) other government statistics; (iii) the effect of tax-deferred compounding on the investment returns of the Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of the shares of the Fund with respect to the particular industry or sector.

     The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that the Fund has been assigned a rating by an NRSRO, such as S&P. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare the performance of the Fund with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     From time to time, the Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Fund. These services may include access to Wells Fargo Funds Trust's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the

Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Adviser or Sub-Adviser and the total amount of assets and mutual fund assets managed by Funds Management. As of March 31, 2002, Funds Management and its affiliates managed over $177 billion in assets.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per share for the Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Fund's shares.

     The Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectus.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares may be purchased on any day the Fund is open for business. The Fund is open for business the day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Purchase orders for the Fund received before the Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after the Fund's NAV calculation time generally are processed at the Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Fund will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Fund may be earlier than its stated NAV calculation time described above.

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     The Fund reserves the right to reject any purchase orders, and under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectus.

     Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board of Trustees, and the supervision of the Adviser, the Sub-Adviser is responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction; the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm; the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. The Fund also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's portfolio securities transactions will consist primarily of broker-dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens, Funds Management, or the Sub-Adviser is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Trustees.

     The Sub-Adviser, may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for the Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the Sub-Advisory Contract, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which the Sub-Adviser places securities transactions for the Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Fund.

     Portfolio Turnover. The portfolio turnover rate is not a limiting factor when the Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolio consistent with the investment objective and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences, and may result in adverse tax consequences to the Fund's shareholders.

                                  FUND EXPENSES

     From time to time, Funds Management may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on the Fund's performance.

     Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing a Prospectus (except the expense of printing and mailing a Prospectus used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of the Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of the Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Fund, in a manner proportionate to the net assets of the Fund, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                              FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus of the Fund generally describes the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes.

     General. The Trust intends to continue to qualify the Fund as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interests of the Fund's shareholders. The Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied separately to the Fund, rather than to the Trust as a whole. Furthermore, the Fund will separately determine its income, gains and expenses for federal income tax purposes.

     In order to qualify as a regulated investment company under the Code, the Fund must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) attributable to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the fair market value of its assets consists of cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of the Fund's assets consists of the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Fund controls and are engaged in the same or similar trades or businesses.

     In addition, the Fund generally must distribute to its shareholders at least 90% of its (a) "investment company taxable income," which generally includes its net investment income, net short-term capital gain (generally, the excess of short-term capital gain over long-term capital loss) and certain other items, and (b) net tax-exempt income earned in the taxable year. As long as the Fund distributes its investment company taxable income and net capital gain (generally, the excess of net long-term capital gain over net short-term capital loss) to its shareholders, the Fund generally will not be subject to federal income taxation on such income and gain. For these purposes, the Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, the Fund may make the distributions in the following taxable year. Furthermore, if the Fund declares a distribution to shareholders of record in October, November or December of one taxable year and pays the distribution by January 31 of the following taxable year, the Fund and the shareholders will be treated as if the Fund paid the distribution by December 31 the first taxable year. The Fund intends to distribute its income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain.

     Equalization Accounting. The Fund may use the so-called "equalization accounting method" to allocate a portion of its "earnings and profits," as determined for federal income tax purposes (generally, the Fund's net investment income and realized capital gains with certain adjustments), to redemption proceeds for such purposes. This method permits the Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the Internal Revenue Service ("IRS") may not have expressly sanctioned the equalization accounting method used by the Fund. Therefore, the use of the method may be subject to IRS scrutiny.

     Excise Tax. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. The Fund intends to actually or be deemed to distribute substantially all of its income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments. Except as otherwise noted, gains and losses on the sale of portfolio securities by the Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     In general, if the Fund purchases a debt obligation with original issue discount (generally at a price less than its principal amount), the Fund may be required to annually include in its taxable income a portion of the original issue discount as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligations. Gains recognized on the disposition of a debt obligation (including a tax-exempt obligation) purchased by the Fund at a market discount (generally at a price less than its principal amount) generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation.

     If an option granted by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

     Under Section 1256 of the Code, the Fund will be required to "mark to market" its positions in "Section 1256 contracts," which generally include regulated futures contracts, certain foreign currency contracts, and non-equity, listed options but generally exclude securities futures (as defined in Section 3(a)(55)(A) of the Securities Act of 1934). In this regard, Section 1256 contracts will be deemed to have been sold at market value at the end of each taxable year. Under Section 1256 of the Code, 60% of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the mark-to-market rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the 60%/40% rule.

     Offsetting positions held by the Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If the Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code, described above. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If the Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations.

     Distributions; Generally. For federal income tax purposes, the Fund's "earnings and profits," as determined for federal income tax purposes, will be determined at the end of the Fund's taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as taxable distributions. Thus, if during a taxable year the Fund's declared distributions exceed the Fund's earnings and profits (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a taxable distribution. Distributions in excess of earnings and profits will first be treated as a return of capital up to the amount of a shareholder's basis in its Fund shares and then capital gain. It is expected that the Fund's distributions will not exceed the Fund's cumulative earnings and profits.

     Capital Gain Distributions. Distributions that are designated by the Fund as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares. A disposition of Fund shares pursuant to a redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss to the redeeming shareholder, depending on the amount received for the shares (or deemed to be received in the case of an exchange) and the cost of the shares, and long-term capital gain or loss if the shareholder has held such Fund shares for greater than one year at the time of disposition.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates. As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.1% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal federal income tax rate applicable to net capital gain generally is 20%; and the maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). A special lower rate of 18% on net capital gain is available to individuals to the extent the gain is derived from investments held for more than five years. However, the 18% rate only applies to assets acquired after December 31, 2000, unless an election is made to treat certain assets held on January 1, 2001, as having been sold and then reacquired on the same date. If the election is made, the asset will be deemed to be sold at its fair market value and any gain, but not loss, will be recognized. Although the IRS has yet to issue any official guidance on how the 18% rate would apply to distributions made by the Fund, the IRS has indicated in income tax forms that the lower rate will apply to designated capital gain distributions by the Fund to the extent that the gain is derived from the disposition of a portfolio investment acquired by the Portfolio after December 31, 2000 and held for more than five years at the time of disposition. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 31% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust also could subject the investor to penalties imposed by the IRS.

     Foreign Shareholders. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by the Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust that a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (the, a "foreign shareholder") will be subject to federal income tax withholding (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). This tax generally is not refundable. Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons generally will apply. In general, foreign shareholders are not subject to federal income tax, including withholding tax, on gain realized on the disposition of Fund shares and capital gain distributions.

     Tax-Deferred Plan. The shares of the Fund may be available for a variety of tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit shareholders to defer some of their income from taxes. Shareholders should contact their selling agents for details concerning retirement plans.

     Other Matters. Shareholders should be aware that the investments to be made by the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund will seek to avoid significant non-cash income, such non-cash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. The Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements.

     The foregoing discussion and the discussions in the Prospectus applicable to the shareholder address only some of the federal tax considerations generally affecting investments in the Fund. Each shareholder is urged to consult his or her tax advisor regarding specific questions as to federal, state, local or foreign taxes.

                                  CAPITAL STOCK

     The Fund is one of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Each share in the Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of the Fund's operating expenses and vote as a class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     All shares of the Fund have equal voting rights and will be voted in the aggregate. For example, a change in the Fund's fundamental investment policy would be voted upon by shareholders of the Fund.

     As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Class represented at a meeting if the holders of more than 50% of the outstanding shares of the Class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of the Fund represents an equal proportional interest in the Fund with the other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below, as of August 30, 2002, is the name, address and share ownership of the person known by the Trust to have beneficial or record ownership of 5% or more of a class of the Fund or 5% or more of the voting securities as a whole.

                       5% Ownership as of August 30, 2002
                       ----------------------------------

                                                         Type of     Percentage
          Fund             Name and Address             Ownership     of Class
          ----             ----------------             ---------     --------

   HIGH YIELD BOND     Stephens, Inc.                    Record        100%
   FUND                111 Center Street, Suite 300
                       Little Rock, AK 72201


     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                      OTHER

     The Trust's Registration Statement, including the Prospectus and SAI for the Fund and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in the instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, the such statement being qualified in all respects by such reference.

                                     COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Fund's Prospectus.

                              INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                                    APPENDIX

     The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds and corporate and municipal commercial paper.

     Corporate Bonds

     S&P

     S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities.

          AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

          BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

          B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

          CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

          Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

          C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

          D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

      Moody's

      Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment grade securities.

          Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

          C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

       Short-Term Issue Credit Ratings (including Commercial Paper)

          S&P:

          A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

          D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          Moody's:

          Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

          Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

          Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

          Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

                             WELLS FARGO FUNDS TRUST
                         File Nos. 333-74295; 811-09253

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits.

     Exhibit
     Number                             Description

     (a)            -  Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

     (b)            -  Not Applicable.

     (c)            -  Not Applicable.

     (d)(1)(i)      -  Investment Advisory Agreement with Wells Fargo Funds
                       Management, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

           (ii)     -  Amended and Restated Fee and Expense Agreement between
                       Wells Fargo Funds Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002.

        (2)(i)      -  Investment Sub-Advisory Agreement with Barclays Global
                       Fund Advisors, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Appendix I, incorporated by reference to Post-Effective Amendment No. 37, filed June 13, 2002.

           (ii)     -  Investment Sub-Advisory Agreement with Galliard Capital
                       Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A and Appendix A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

            (iii)   -  Investment Sub-Advisory Agreement with Peregrine Capital
                       Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002.

            (iv)    -  Investment Sub-Advisory Agreement with Schroder
                       Investment Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

            (v) Investment Sub-Advisory Agreement with Smith Asset Management Group, L.P., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

            (vi)    -  Investment Sub-Advisory Agreement with Wells Capital
                       Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Appendix A, Schedule A, and Appendix A to Schedule A, incorporated by reference to Post-Effective Amendment No. 37, filed June 13, 2002.

            (vii)   -  Investment Sub-Advisory Agreement with Dresdner RCM
                       Global Investors, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002.

            (viii)  -  Investment Sub-Advisory Agreement with Golden Capital
                       Management, LLC, incorporated by reference to Post-Effective Amendment No. 23, filed July 1, 2001.

            (ix)    -  Investment Sub-Advisory Agreement with Cadence Capital
                       Management, incorporated by reference to Post-Effective Amendment No. 26, filed September 12, 2001.

      (e)           -  Distribution Agreement along with Form of Selling
                       Agreement, incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

      (f)           -  Not Applicable.

      (g)(1)        -  Not Applicable.

         (2)        -  Custody Agreement with Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002.

            (i)     -  Delegation Agreement (17f-5) with Wells Fargo Bank
                       Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Exhibit A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

         (3)        -  Securities Lending Agreement by and among Wells Fargo
                       Funds Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Exhibit A, incorporated by reference to Post-Effective Amendment No. 37, filed June 13, 2002.

         (4)        -  Custody and Fund Accounting Agreement with State Street
                       Bank and Trust Co., incorporated by reference to Post-Effective Amendment No. 37, filed June 13, 2002.

      (h)(1)        -  Administration Agreement with Wells Fargo Funds
                       Management, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

         (2)        -  Fund Accounting Agreement with Forum Accounting Services,
                       LLC, incorporated by reference to Post-Effective Amendment No. 9, filed February 1, 2000; Appendix A and Appendix C, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002.

         (3)        -  Transfer Agency and Service Agreement with Boston
                       Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Schedule A, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002.

         (4)      -  Shareholder Servicing Plan, incorporated by reference to
                     Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

         (5)      -  Shareholder Servicing Agreement, incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

      (i)         -  Legal Opinion, filed herewith.

      (j)(A)      -  Not Applicable.

      (j)(1)      -  Power of Attorney, Robert C. Brown, incorporated by
                     reference to Post-Effective Amendment No. 34, filed February 25, 2002.

         (2)      -  Not Applicable.

         (3)      -  Not Applicable.

         (4)      -  Power of Attorney, Thomas S. Goho, incorporated by
                     reference to Post-Effective Amendment No. 34, filed February 25, 2002.

         (5)      -  Power of Attorney, Peter G. Gordon, incorporated by
                     reference to Post-Effective Amendment No. 34, filed February 25, 2002.

         (6)      -  Power of Attorney, W. Rodney Hughes, incorporated by
                     reference to Post-Effective Amendment No. 34, filed February 25, 2002.

         (7)      -  Power of Attorney, Richard M. Leach, incorporated by
                     reference to Post-Effective Amendment No. 34, filed February 25, 2002.

         (8)      -  Power of Attorney, J. Tucker Morse, incorporated by
                     reference to Post-Effective Amendment No. 34, filed February 25, 2002.

         (9)      -  Power of Attorney, Timothy J. Penny, incorporated by
                     reference to Post-Effective Amendment No. 34, filed February 25, 2002.

         (10)     -  Power of Attorney, Donald C. Willeke, incorporated by
                     reference to Post-Effective Amendment No. 34, filed February 25, 2002.

         (11)     -  Power of Attorney, Michael J. Hogan, incorporated by
                     reference to Post-Effective Amendment No. 34, filed February 25, 2002.

         (12)     -  Power of Attorney, Karla M. Rabusch, incorporated by
                     reference to Post-Effective Amendment No. 34, filed February 25, 2002.

      (k)         -  Not Applicable.

      (l)         -  Not Applicable.

      (m)         -  Rule 12b-1 Plan, incorporated by reference to
                     Post-Effective Amendment No. 23, filed July 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001 (see Exhibit (e) above for related Distribution Agreement).

      (n)         -  Rule 18f-3 Plan, incorporated by reference to
                     Post-Effective Amendment No. 23, filed July 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

      (o)         -  Not Applicable.

      (p)(1)      -  Joint Code of Ethics for Funds Trust, Core Trust and
                     Variable Trust, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

         (2)      -  Wells Fargo Funds Management, LLC Code of Ethics,
                     incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

         (3)      -  Barclays Global Investors, N.A. Code of Ethics,
                     incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

         (4)      -  Dresdner RCM Global Investors, LLC Code of Ethics,
                     incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

        (5)         -   Galliard Capital Management, Inc. Code of Ethics,
                        incorporated by reference to Post-Effective Amendment
                        No. 15, filed October 2, 2000.

        (6)         -   Peregrine Capital Management, Inc. Code of Ethics,
                        incorporated by reference to Post-Effective Amendment
                        No. 15, filed October 2, 2000.

        (7)         -   Schroder Investment Management North America Inc. Code
                        of Ethics, incorporated by reference to Post-Effective
                        Amendment No. 15, filed October 2, 2000.

        (8)         -   Smith Asset Management Group, L.P. Code of Ethics,
                        incorporated by reference to Post-Effective Amendment
                        No. 15, filed October 2, 2000.

        (9)         -   Wells Capital Management Incorporated Code of Ethics,
                        incorporated by reference to Post-Effective Amendment
                        No. 15, filed October 2, 2000.

        (10)        -   Cadence Capital Management Code of Ethics, incorporated
                        by reference to Post-Effective Amendment No. 22, filed
                        June 15, 2001.

        (11)        -   Golden Capital Management LLC Code of Ethics,
                        incorporated by reference to Post-Effective Amendment
                        No. 32, filed February 8, 2002.


Item 24.  Persons Controlled by or Under Common Control with the Fund.

          Registrant believes that no person is controlled by or under common control with Registrant.

Item 25.  Indemnification.

          Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section
3.9 of the Registrant's Declaration of Trust to obtain such insurance policies, as they deem necessary.

Item 26.  Business and Other Connections of Investment Adviser.

          (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the

Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

                 To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

          (b) Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as a sub-adviser to various Funds of the Trust and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of BGFA in Parts A and B of this Registration Statement are incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (c) Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of WCM in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of WCM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (e) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to various Funds of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly-owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (g) Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (h) Dresdner RCM Global Investors LLC ("Dresdner"), an indirect, wholly-owned subsidiary of Dresdner Bank AG, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of Dresdner in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Dresdner is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (i) Cadence Capital Management ("Cadence") serves as sub-adviser to the core portfolio in which the Large Cap Appreciation Fund invests. The descriptions of Cadence in parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (j) Golden Capital Management, LLC ("Golden") serves as sub-adviser for the OTC Growth Fund. Golden is entitled to receive fees at the same annual rates as were applicable under the sub-advisory contract with Smith. The descriptions of Golden in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Golden is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (k) Boston Partners Asset Management, L.P. ("Boston Partners") will serve as sub-adviser to the portfolio in which the Large Cap Value Fund is expected to invest upon the Fund's and the portfolio's commencement of operations later this year. The descriptions of Boston Partners in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Boston Partners is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (l) Sutter Advisors LLC ("Sutter") will serve as the sub-adviser to the High Yield Bond Fund upon the Fund's commencement of operations later this year. The Descriptions of Sutter in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Sutter is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

Item 27.  Principal Underwriters.

          (a) Stephens Inc. ("Stephens"), distributor for the Registrant, also acts as principal underwriter for Barclays Global Investors Funds, Inc., Nations Fund, Inc., Nations Fund Trust, Nations Separate Account Trust, Nations Reserves, Nations Funds Trust, Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Nations Master Investment Portfolio and Wells Fargo Core Trust, all of which are registered open-end management investment companies. Stephens Capital Management, an operating division of Stephens, acts as an investment adviser for certain funds of The Diversified Investors Fund Group, also an open-end management investment company.

          (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file No. 501-15510).

          (c)    Not Applicable.

Item 28.  Location of Accounts and Records.

          (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, California 94105.

          (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, California 94105.

          (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

          (d) Barclays Global Fund Advisors and Barclays Global Investors, N.A. maintain all Records relating to their services as sub-adviser (and through April 12, 2002, as custodian for the Asset Allocation and Index Allocation Funds) at 45 Fremont Street, San Francisco, California 94105.

          (e) Stephens Inc. maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

          (f) Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

          (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, California 94105.

          (h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402.

          (i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55402.

          (j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 500 Crescent Court, Suite 250, Dallas, Texas 75201.

          (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

          (l) Dresdner RCM Global Investors, LLC maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

          (m) Cadence Capital Management maintains all Records relating to its services as investment sub-adviser at 265 Franklin Street, Boston, Massachusetts 02110.

          (n) Golden Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at Five Resource Square, 10715 David Taylor Drive, Suite 150, Charlotte, North Carolina 28262.

          (o) Boston Partners Asset Management, L.P. will maintain all Records relating to its services as investment sub-adviser at 28 State Street, 20th Floor, Boston, Massachusetts 02109.

          (p) Sutter Advisors LLC will maintain all Records relating to its services as investment sub-adviser at 550 California Street, San Francisco, CA 94104.

Item 29.  Management Services.

          Other than as set forth under the captions "Organization and Management of the Fund" in the Prospectus constituting Part A of this Registration Statement and

"Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.


Item 30.  Undertakings.  Not Applicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement on Form N-1A, pursuant to the rule 485(a) under the Securities Act of 1933, has been signed on behalf of the Trust by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 13th day of June, 2002.

                                 WELLS FARGO FUNDS TRUST


                                    By: /s/ Christopher R. Bellonzi
                                        -------------------------------------
                                         Christopher R. Bellonzi
                                         Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                                    Title                    Date
---------                                    -----                    ----

                *                            Trustee
----------------------------------
Robert C. Brown

                *                            Trustee
----------------------------------
Thomas S. Goho

                *                            Trustee
----------------------------------
Peter G. Gordon

                *                            Trustee
----------------------------------
W. Rodney Hughes

                *                            Trustee
----------------------------------
Richard M. Leach

                *                            Trustee
----------------------------------
J. Tucker Morse

                *                            Trustee
----------------------------------
Timothy J. Penny

                *                            Trustee
------------------------------------
Donald C. Willeke                                                     6/13/2002

*By: /s/ Christopher R. Bellonzi
     ---------------------------------------------
       Christopher R. Bellonzi
       As Attorney-in-Fact
       June 13, 2002

                             WELLS FARGO FUNDS TRUST
                             FILE NOS. 333-74295; 811-09253

                                  EXHIBIT INDEX

Exhibit Number                                Description


EX-99.B(i)                    Opinion and Consent of Counsel